Taxation - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended				36 Months Ended	96 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026	Dec. 31, 2027	Dec. 31, 2025 CNY (¥)
Income Tax Disclosure [Line Items]
Value added tax rate	6.00%	6.00%	6.00%
Income tax rate percentage	25.00%	25.00%	25.00%
Statutory tax rate difference		64.80%	22.80%
Deferred tax liability		¥ 0					¥ 0
Unrecognized tax benefits		¥ 0					0
Inland revenue, singapore (IRAS) | 4 years from 2008
Income Tax Disclosure [Line Items]
Period for which under paid taxes may be recovered	4 years
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage	16.50%
Statutory tax rate difference	7.50%
Taxable income | $	$ 2
Minimum ownership percentage to be held by foreign investors	25.00%
PRC withholding tax rate	5.00%
HONG KONG | Taxable income below threshold amount
Income Tax Disclosure [Line Items]
Income tax rate percentage	8.25%
HONG KONG | Taxable income over threshold amount
Income Tax Disclosure [Line Items]
Income tax rate percentage	16.50%
SINGAPORE
Income Tax Disclosure [Line Items]
Income tax rate percentage	17.00%
Statutory tax rate difference	2.90%		17.00%
Accumulated operating loss carryforwards not subject to expiration							937,292
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Statutory tax rate difference	10.80%	0.00%	0.00%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage	25.00%
Percentage of research and development expenses entitled to claim by enterprise	100.00%	100.00%	100.00%	75.00%
PRC withholding tax rate	10.00%	10.00%
Undistributed earnings of subsidiaries		¥ 2,360,401					2,184,195
Net tax operating losses from PRC subsidiaries							¥ 2,106,255
CHINA | High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Exemption period for income tax	3 years
Preferential tax rate	15.00%	15.00%	15.00%		15.00%
CHINA | VIEs
Income Tax Disclosure [Line Items]
Income tax rate percentage	25.00%
CHINA | Encouraged Industrial Enterprises
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%					15.00%